Net Loss per Share - Antidilutive effect (Details) - Evolv Technologies Holdings Inc [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	293,135,368	246,823,116	285,047,696	238,340,660
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	62,597,226	28,743,974	49,679,554	29,488,684
Common Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	2,440,991	1,440,991	2,440,991	700,000
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	213,951,905	213,951,905	213,951,905	205,465,730
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	2,686,246	2,686,246	2,686,246	2,686,246
Convertible note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	10,694,000		16,289,000